Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of exchange rates of Russian ruble to other currencies

	Average exchange rates for		Exchange rates at
	the year ended December 31,		December 31,
	2020	2021	2020	2021
US Dollar	72.1464	73.6541	73.8757	74.2926
Euro	82.4481	87.1877	90.6824	84.0695
Kazakhstan Tenge (100)	17.4138	17.2630	17.5481	16.9000
Belarussian Ruble	29.5855	29.0198	28.6018	29.1458
Moldovan Leu (10)	41.7510	41.6625	42.9635	41.8550

Summary of useful lives of property and equipment

Processing servers and engineering equipment	3-10 years
Computers and office equipment	3-6 years
Other equipment	2-11 years

Summary of useful lives of intangible assets

Bank license	indefinite
Customer relationships and contract rights	4-15 years
Computer Software	2-9 years
Trademarks and other intangible assets	3-11 years